SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 289,122
Deferred	(134,787)	(116,642)
State
Current
Deferred		(77,162)
Change in valuation allowance	134,787	193,804
Income tax provision		$ 289,122